Borrowings - Net Interest and Other Finance Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Standby fees	$ 0.8	$ 0.6	$ 0.4
Acceleration of unamortized costs on debt extinguishment	7.0	0.0	0.0
Interest expense and other finance costs	28.8	14.7	13.1
Interest income	(0.4)	(0.5)	(0.2)
Interest expense (income)	28.4	14.2	12.9
Short-term borrowings
Disclosure of detailed information about financial instruments [line items]
Interest expense	0.2	0.0	0.0
Revolving facility
Disclosure of detailed information about financial instruments [line items]
Interest expense	3.7	2.4	2.3
Term loan
Disclosure of detailed information about financial instruments [line items]
Interest expense	8.7	11.7	10.4
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 8.4	$ 0.0	$ 0.0